STERLING CAPITAL LONG/SHORT EQUITY FUND

SUPPLEMENT DATED NOVEMBER 25, 2015 TO THE

STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES

PROSPECTUS AND INSTITUTIONAL AND CLASS R SHARES PROSPECTUS

EACH DATED FEBRUARY 1, 2015, AS AMENDED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds’ (the “Trust”) Class A, Class B, and Class C Shares Prospectus and Institutional and Class R Shares Prospectus, each dated February 1, 2015, as amended:

On November 19, 2015, the Board of Trustees of Sterling Capital Funds approved the appointment of Caerus Investors, LLC (“Caerus”) as a sub-adviser to the Fund. It is expected that Caerus will begin acting as a sub-adviser to the Fund in early February 2016. Additional information regarding Caerus will be provided in a subsequent filing.

Under the heading “Fund Management”, the first paragraph under the heading “The Investment Adviser” is deleted and replaced with the following:

Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”) is the investment adviser for the Funds. Sterling Capital, located at 4350 Congress Street, Suite 1000, Charlotte, NC 28209, is a North Carolina limited liability company and an independently managed subsidiary of BB&T Corporation (“BB&T”). Sterling Capital manages and supervises the investment of the Funds’ assets on a discretionary basis, subject to oversight by the Board of Trustees. Sterling Capital has provided investment management services to corporations, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1970. As of September 30, 2015, Sterling Capital had approximately $50 billion in assets under management.

Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATSUP1115

STERLING CAPITAL LONG/SHORT EQUITY FUND

SUPPLEMENT DATED NOVEMBER 25, 2015 TO THE

STERLING CAPITAL FUNDS STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 1, 2015, AS AMENDED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds’ Statement of Additional Information dated February 1, 2015, as amended:

On November 19, 2015, the Board of Trustees of Sterling Capital Funds approved the appointment of Caerus Investors, LLC (“Caerus”) as a sub-adviser to the Fund. It is expected that Caerus will begin acting as a sub-adviser to the Fund in early February 2016. Additional information regarding Caerus will be provided in a subsequent filing.

Please contact your financial advisor or Sterling Capital Funds at 1-800-228-1872 if you have any questions.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAISUP1115